DETAILS OF CASH FLOWS - Items not involving current cash flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DETAILS OF CASH FLOWS
Straight-line rent amortization	$ (5,074)	$ (4,274)
Tenant incentive amortization	5,122	5,402
Unit-based compensation expense	7,484	3,944
Fair value gains on investment properties, net	(245,442)	(354,707)
Depreciation and amortization	906	300
Fair value (gains) losses on financial instruments	(1,192)	562
Loss on sale of investment properties	3,045	6,871
Amortization of issuance costs relating to debentures and term loans	855	555
Amortization of deferred financing costs	312	497
Deferred income taxes	37,596	45,020
Other	(195)	1,040
Items not involving current cash flows	$ (196,583)	$ (294,790)